CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Mar. 12, 2021 shares
Salary and welfare payable	¥ 143,653	$ 20,233	¥ 111,274
Tax payable	214,738	30,245	147,367
Accruals and other current liabilities	¥ 336,959	$ 47,459	¥ 268,007
Treasury shares	7,721,582	7,721,582	8,508,112
Variable Interest Entities
Salary and welfare payable | ¥	¥ 731		¥ 2,376
Tax payable | ¥	8,003		7,442
Accruals and other current liabilities | ¥	¥ 13		¥ 544
Class A ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177	452,898,177
Ordinary shares outstanding	445,176,595	445,176,595	444,390,065
Class B ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970	73,973,970		73,973,970
Ordinary shares outstanding	73,973,970	73,973,970	73,973,970		73,973,970